SCHEDULE OF LOSS ALLOWANCE FOR IMPAIRMENT OF TRADE RECEIVABLES (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Trade Receivables Contract Assets Prepayment Deposits And Other Receivables
Loss allowance for impairment, beginning balance	$ 4,632	$ 5,032	$ 5,032
Provision for the year	10,966		2,200	5,032
Written-off for the period	(4,314)
Reversal for the year	(948)		(2,600)
Loss allowance for impairment, ending balance	$ 10,336		$ 4,632	$ 5,032